Note 7 - Accrued Expenses - Accrued expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accrued professional fees	$ 268,435	$ 276,239
PayOnline accrual	61,719	69,039
Accrued interest	409,525	43,021
Accrued bonus	1,690,556	1,318,060
Accrued foreign taxes	(12,336)	2,064
Other Accrued Liabilities, Current	2,186,197	91,921
Total accrued expenses	$ 4,604,097	$ 1,800,344